DERIVATIVE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of black scholes valuations of derivatives

The significant assumptions used in the Black Scholes valuations of the derivatives at December 31, 2020 are as follows:

2020
Volatility	343% - 367%
Expected term (years)	3 - 12 months
Risk-free interest rate	0.09% – 0.095%
Dividend yield	None